Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.7%)
	Newmont Corp.	24,300,599	2,048,783
	Fastenal Co.	25,388,896	1,245,071
	Nucor Corp.	4,824,026	653,318
	International Paper Co.	11,679,904	541,948
	International Flavors & Fragrances Inc.	5,670,386	348,956
	LyondellBasell Industries NV Class A	5,692,210	279,146
	Steel Dynamics Inc.	1,546,880	215,681
			5,332,903
Consumer Discretionary (15.5%)
*	ROBLOX Corp. Class A	13,556,397	1,877,832
	Royal Caribbean Cruises Ltd.	5,408,234	1,749,996
	General Motors Co.	21,062,980	1,284,210
	Electronic Arts Inc.	5,535,371	1,116,484
	Ross Stores Inc.	7,235,774	1,102,660
*	Carvana Co.	2,902,036	1,094,764
	Ford Motor Co.	86,479,684	1,034,297
*	Warner Bros Discovery Inc.	52,035,538	1,016,254
	DR Horton Inc.	5,935,558	1,005,899
*	Take-Two Interactive Software Inc.	3,877,062	1,001,678
*	Flutter Entertainment plc	3,889,156	987,846
	Yum! Brands Inc.	6,140,322	933,329
	eBay Inc.	10,110,420	919,543
	Target Corp.	10,051,715	901,639
	Garmin Ltd.	3,619,667	891,234
*	Copart Inc.	19,251,981	865,762
	Delta Air Lines Inc.	14,445,373	819,775
*	AutoZone Inc.	185,050	793,909
*	United Airlines Holdings Inc.	7,249,761	699,602
	Hilton Worldwide Holdings Inc.	2,601,992	675,061
*	Carnival Corp.	23,243,895	671,981
	Tractor Supply Co.	11,724,048	666,747
	Lennar Corp. Class A	4,747,318	598,352
*	Live Nation Entertainment Inc.	3,633,122	593,652
	PulteGroup Inc.	4,364,529	576,685
	Expedia Group Inc.	2,614,817	558,917
*	Ulta Beauty Inc.	994,323	543,646
	Dollar General Corp.	4,868,589	503,169
	Darden Restaurants Inc.	2,579,632	491,059
*	NVR Inc.	60,307	484,546
*	Trade Desk Inc. Class A	9,860,913	483,283
*	Lululemon Athletica Inc.	2,411,295	429,042
	Genuine Parts Co.	3,077,140	426,492
*	Dollar Tree Inc.	4,386,096	413,916
	Estee Lauder Cos. Inc. Class A	4,666,012	411,169
	Rollins Inc.	6,432,709	377,857
	Southwest Airlines Co.	11,619,226	370,769
	Las Vegas Sands Corp.	6,834,083	367,605
*	Burlington Stores Inc.	1,395,677	355,200
	News Corp. Class A	10,568,157	324,548
[1]	Fox Corp. Class A	4,180,125	263,599
	Fox Corp. Class B	3,132,538	179,463
	Best Buy Co. Inc.	2,104,021	159,106
	Domino's Pizza Inc.	338,085	145,955
[1]	Warner Music Group Corp. Class A	1,535,713	52,306
	Lennar Corp. Class B	212,879	25,543
	News Corp. Class B	673,237	23,260
			31,269,641
Consumer Staples (5.5%)
	Cencora Inc.	4,074,643	1,273,448
	Corteva Inc.	15,110,569	1,021,928
	Kimberly-Clark Corp.	7,339,664	912,614

		Shares	Market Value ($000)
	Kroger Co.	13,163,802	887,372
	Sysco Corp.	10,579,341	871,103
	Keurig Dr Pepper Inc.	28,548,995	728,285
	Kenvue Inc.	42,453,898	689,027
	Archer-Daniels-Midland Co.	10,629,292	634,994
	Hershey Co.	3,276,617	612,891
	General Mills Inc.	11,828,788	596,407
	Kellanova	6,153,775	504,733
	Kraft Heinz Co.	18,329,889	477,310
	Church & Dwight Co. Inc.	5,389,392	472,272
	Constellation Brands Inc. Class A	3,119,475	420,100
	McCormick & Co. Inc. (Non-Voting)	5,598,505	374,596
	Tyson Foods Inc. Class A	6,322,867	343,332
	Clorox Co.	1,352,941	166,817
	Hormel Foods Corp.	3,346,337	82,788
			11,070,017
Energy (6.8%)
	Marathon Petroleum Corp.	6,725,863	1,296,343
	Phillips 66	8,940,415	1,216,075
	Valero Energy Corp.	6,872,538	1,170,118
	Schlumberger NV	33,201,755	1,141,144
	Cheniere Energy Inc.	4,618,836	1,085,334
	Baker Hughes Co.	21,809,998	1,062,583
	ONEOK Inc.	13,931,714	1,016,597
	Williams Cos. Inc.	13,508,048	855,735
	Targa Resources Corp.	4,760,630	797,596
	Occidental Petroleum Corp.	16,334,165	771,789
	Diamondback Energy Inc.	4,162,643	595,674
	Kinder Morgan Inc.	20,893,020	591,482
	Devon Energy Corp.	14,043,513	492,366
	Halliburton Co.	16,975,503	417,597
	Coterra Energy Inc.	16,040,066	379,348
	EQT Corp.	6,902,999	375,730
*	First Solar Inc.	1,126,992	248,536
	Texas Pacific Land Corp.	216,134	201,791
[1]	Venture Global Inc. Class A	2,035,143	28,879
			13,744,717
Financials (13.8%)
*	Robinhood Markets Inc. Class A	17,122,122	2,451,545
	Arthur J Gallagher & Co.	5,672,198	1,756,907
*	Coinbase Global Inc. Class A	4,353,081	1,469,121
	Allstate Corp.	5,829,316	1,251,263
	Ameriprise Financial Inc.	2,085,610	1,024,556
	Nasdaq Inc.	11,425,207	1,010,560
	American International Group Inc.	12,256,665	962,638
	MSCI Inc.	1,625,973	922,593
	Hartford Insurance Group Inc.	6,220,248	829,719
	Prudential Financial Inc.	7,786,931	807,816
	Willis Towers Watson plc	2,158,062	745,503
	Ares Management Corp. Class A	4,538,128	725,601
	Arch Capital Group Ltd.	7,843,751	711,664
	State Street Corp.	5,962,454	691,704
	Raymond James Financial Inc.	3,969,947	685,213
	M&T Bank Corp.	3,457,155	683,203
	Fifth Third Bancorp	14,643,352	652,361
	Interactive Brokers Group Inc. Class A	9,357,455	643,887
	Broadridge Financial Solutions Inc.	2,591,243	617,156
	Apollo Global Management Inc.	4,455,070	593,727
	LPL Financial Holdings Inc.	1,769,874	588,819
	Brown & Brown Inc.	6,202,454	581,728
	Cboe Global Markets Inc.	2,313,884	567,480
	Huntington Bancshares Inc.	32,272,003	557,338
	Cincinnati Financial Corp.	3,459,381	546,928
	Northern Trust Corp.	4,019,113	540,973
	Regions Financial Corp.	19,740,911	520,568
	MetLife Inc.	6,254,113	515,151
*	Markel Group Inc.	265,925	508,278
	T. Rowe Price Group Inc.	4,860,763	498,909
	W R Berkley Corp.	6,293,243	482,188

		Shares	Market Value ($000)
	Citizens Financial Group Inc.	9,066,397	481,970
	KeyCorp	24,263,110	453,478
	Principal Financial Group Inc.	4,928,732	408,641
	Loews Corp.	3,672,553	368,688
	Tradeweb Markets Inc. Class A	2,576,279	285,915
	Corebridge Financial Inc.	6,081,367	194,908
	Fidelity National Financial Inc.	2,855,695	172,741
	FactSet Research Systems Inc.	418,288	119,835
	Blue Owl Capital Inc. Class A	6,918,702	117,134
[1]	Rocket Cos. Inc. Class A	5,369,256	104,056
			27,852,463
Health Care (7.0%)
*	Alnylam Pharmaceuticals Inc.	2,899,813	1,322,315
*	IDEXX Laboratories Inc.	1,769,944	1,130,799
*	Edwards Lifesciences Corp.	12,988,505	1,010,116
*	Veeva Systems Inc. Class A	3,253,626	969,288
	ResMed Inc.	3,239,155	886,654
	Cardinal Health Inc.	5,282,722	829,176
	Agilent Technologies Inc.	6,284,276	806,587
	GE HealthCare Technologies Inc.	9,595,568	720,627
	Humana Inc.	2,660,739	692,244
*	IQVIA Holdings Inc.	3,572,770	678,612
	Becton Dickinson & Co.	3,170,529	593,428
*	Dexcom Inc.	8,675,570	583,779
	STERIS plc	2,178,976	539,166
	Labcorp Holdings Inc.	1,838,479	527,754
	Quest Diagnostics Inc.	2,474,040	471,503
*	Biogen Inc.	3,243,789	454,390
	Zimmer Biomet Holdings Inc.	4,382,732	431,699
	West Pharmaceutical Services Inc.	1,590,821	417,320
*	Waters Corp.	1,316,891	394,817
*	Insulet Corp.	778,622	240,384
*	Centene Corp.	5,432,879	193,845
	Baxter International Inc.	5,682,305	129,386
*	Molina Healthcare Inc.	599,544	114,729
			14,138,618
Industrials (19.4%)
	CRH plc	14,880,973	1,784,229
	Howmet Aerospace Inc.	8,918,233	1,750,025
	TransDigm Group Inc.	1,246,618	1,643,067
	Quanta Services Inc.	3,296,098	1,365,969
	United Rentals Inc.	1,423,395	1,358,858
	Cummins Inc.	3,048,164	1,287,453
	L3Harris Technologies Inc.	4,139,268	1,264,174
*	Axon Enterprise Inc.	1,649,880	1,184,020
	PACCAR Inc.	11,616,516	1,142,136
	Carrier Global Corp.	17,885,412	1,067,759
	Ferguson Enterprises Inc.	4,362,154	979,653
	AMETEK Inc.	5,109,294	960,547
	WW Grainger Inc.	1,005,284	957,995
	Vulcan Materials Co.	2,922,919	899,148
*	Block Inc. Class A	12,158,079	878,664
	Rockwell Automation Inc.	2,487,331	869,397
	Martin Marietta Materials Inc.	1,334,151	840,889
	Johnson Controls International plc	7,238,221	795,842
	Xylem Inc.	5,384,967	794,283
	Otis Worldwide Corp.	8,682,742	793,863
	Cintas Corp.	3,788,816	777,692
	Verisk Analytics Inc.	3,090,901	777,393
	Fidelity National Information Services Inc.	11,556,533	762,038
	Westinghouse Air Brake Technologies Corp.	3,782,055	758,189
*	Fair Isaac Corp.	504,472	754,958
	Ingersoll Rand Inc.	8,792,773	726,459
	DuPont de Nemours Inc.	9,263,341	721,614
	Equifax Inc.	2,738,742	702,570
*	Keysight Technologies Inc.	3,807,855	666,070
*	Teledyne Technologies Inc.	1,037,382	607,947
	Old Dominion Freight Line Inc.	4,184,857	589,144
	Synchrony Financial	8,231,812	584,870

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	455,711	559,435
	Veralto Corp.	5,215,597	556,035
	FedEx Corp.	2,349,467	554,028
	PPG Industries Inc.	4,993,221	524,838
	Dover Corp.	3,034,018	506,165
	Paychex Inc.	3,585,187	454,458
	Packaging Corp. of America	1,990,580	433,807
*	Trimble Inc.	5,265,340	429,915
*	Corpay Inc.	1,484,105	427,511
	HEICO Corp. Class A	1,675,190	425,649
	Snap-on Inc.	1,154,115	399,936
	Jacobs Solutions Inc.	2,644,722	396,338
	Expeditors International of Washington Inc.	3,002,775	368,110
	Fortive Corp.	7,486,209	366,749
	TransUnion	4,309,606	361,059
	Dow Inc.	15,613,000	358,006
	Global Payments Inc.	4,107,453	341,247
	HEICO Corp.	912,150	294,460
	Hubbell Inc. Class B	587,750	252,915
			39,057,576
Real Estate (6.2%)
	Digital Realty Trust Inc.	7,544,986	1,304,377
	Realty Income Corp.	20,226,785	1,229,586
*	CBRE Group Inc. Class A	6,582,680	1,037,167
	Crown Castle Inc.	9,633,744	929,560
*	CoStar Group Inc.	9,372,276	790,739
	Ventas Inc.	10,054,461	703,712
	VICI Properties Inc. Class A	21,540,219	702,427
	Iron Mountain Inc.	6,533,860	666,062
	Extra Space Storage Inc.	4,695,543	661,790
	Simon Property Group Inc.	3,430,635	643,827
	AvalonBay Communities Inc.	3,149,913	608,469
	Equity Residential	8,025,965	519,521
	Public Storage	1,747,075	504,643
	SBA Communications Corp.	2,375,502	459,303
	Weyerhaeuser Co.	15,963,851	395,744
	Essex Property Trust Inc.	1,424,854	381,376
	Invitation Homes Inc.	12,884,810	377,911
	Mid-America Apartment Communities Inc.	2,590,196	361,928
	Sun Communities Inc.	1,384,659	178,621
			12,456,763
Technology (12.6%)
*	DoorDash Inc. Class A	7,497,007	2,039,111
	TE Connectivity plc	6,537,036	1,435,076
*	Cloudflare Inc. Class A	6,575,461	1,411,028
	Corning Inc.	17,055,802	1,399,087
	Vertiv Holdings Co. Class A	8,302,740	1,252,551
	Seagate Technology Holdings plc	4,705,005	1,110,663
*	Datadog Inc. Class A	7,151,620	1,018,391
	Monolithic Power Systems Inc.	1,006,538	926,659
	Western Digital Corp.	7,674,912	921,450
	Marvell Technology Inc.	9,536,290	801,716
	Microchip Technology Inc.	11,939,313	766,743
*	Snowflake Inc. Class A	3,322,046	749,287
	Cognizant Technology Solutions Corp. Class A	10,805,644	724,735
	Hewlett Packard Enterprise Co.	29,030,262	712,983
*	Zscaler Inc.	2,238,914	670,913
*	Fortinet Inc.	7,204,722	605,773
*	Atlassian Corp. Class A	3,678,673	587,484
	HP Inc.	20,779,560	565,827
*	Super Micro Computer Inc.	11,222,709	538,017
*	MongoDB Inc.	1,709,841	530,700
	VeriSign Inc.	1,859,719	519,922
*	HubSpot Inc.	1,107,424	518,053
	NetApp Inc.	4,276,300	506,571
*	Tyler Technologies Inc.	957,150	500,743
	CDW Corp.	2,899,495	461,832
*	ON Semiconductor Corp.	9,047,853	446,150
*	Zoom Communications Inc.	5,305,819	437,730

			Shares	Market Value ($000)
*		GoDaddy Inc. Class A	3,063,132	419,128
*		Gartner Inc.	1,591,841	418,447
		SS&C Technologies Holdings Inc.	4,592,638	407,643
*		Pinterest Inc. Class A	12,595,577	405,200
		Gen Digital Inc.	12,264,007	348,175
*		Reddit Inc. Class A	1,340,138	308,218
		Leidos Holdings Inc.	1,419,212	268,174
		Teradyne Inc.	1,759,731	242,209
*		Okta Inc.	1,863,648	170,897
*		CoreWeave Inc. Class A	760,028	104,010
		Bentley Systems Inc. Class B	1,618,313	83,311
*,1		Figma Inc. Class A	20,618	1,069
				25,335,676
Telecommunications (1.0%)
		Motorola Solutions Inc.	3,685,710	1,685,438
*		Charter Communications Inc. Class A	982,308	270,238
				1,955,676
Utilities (9.3%)
		Constellation Energy Corp.	6,911,230	2,274,279
		Vistra Corp.	7,495,418	1,468,502
		Dominion Energy Inc.	18,879,601	1,154,865
		Xcel Energy Inc.	13,083,900	1,055,217
		Exelon Corp.	22,333,709	1,005,240
		Waste Connections Inc.	5,716,386	1,004,941
		Public Service Enterprise Group Inc.	11,040,812	921,466
		Entergy Corp.	9,875,735	920,320
		WEC Energy Group Inc.	7,120,624	815,952
		Consolidated Edison Inc.	7,978,580	802,007
		PG&E Corp.	47,353,024	714,084
		Sempra	7,216,061	649,301
		American Water Works Co. Inc.	4,494,980	625,656
		Ameren Corp.	5,982,254	624,428
		Eversource Energy	8,210,022	584,061
		PPL Corp.	15,542,138	577,546
		CenterPoint Energy Inc.	14,440,276	560,283
		FirstEnergy Corp.	12,129,799	555,787
		DTE Energy Co.	3,902,276	551,899
		CMS Energy Corp.	6,622,402	485,157
		Edison International	8,513,485	470,625
		Alliant Energy Corp.	5,685,976	383,292
		NiSource Inc.	5,209,150	225,556
		Evergy Inc.	2,542,388	193,272
				18,623,736
Total Common Stocks (Cost $121,285,410)				200,837,786
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $717,351)	4.180%	7,174,208	717,421
Total Investments (100.1%) (Cost $122,002,761)				201,555,207
Other Assets and Liabilities—Net (-0.1%)				(233,625)
Net Assets (100%)				201,321,582
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $107,945.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $116,388 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	50	16,847	134
E-mini S&P Mid-Cap 400 Index	December 2025	101	33,190	(66)
				68

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coinbase Global Inc. Class A	1/30/2026	GSI	130,808	(4.122)	3,978	—
CRSP US Mid Cap TR Index	8/31/2026	BANA	138,254	(5.036)	1,653	—
Global Payments Inc.	8/31/2026	BANA	109,249	(4.936)	—	(7,172)
Global Payments Inc.	8/31/2026	BANA	2,525	(4.938)	—	(38)
NetApp Inc.	8/31/2026	BANA	10,151	(4.936)	471	—
NetApp Inc.	8/31/2026	BANA	5,640	(4.886)	262	—
Vertiv Holdings Co. Class A	8/31/2026	BANA	20,678	(4.091)	1,182	—
VICI Properties Inc. Class A	8/31/2026	BANA	69,249	(4.936)	—	(1,742)
					7,546	(8,952)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,677 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	200,837,786	—	—	200,837,786
Temporary Cash Investments	717,421	—	—	717,421
Total	201,555,207	—	—	201,555,207

Derivative Financial Instruments
Assets
Futures Contracts[1]	134	—	—	134
Swap Contracts	—	7,546	—	7,546
Total	134	7,546	—	7,680
Liabilities
Futures Contracts[1]	(66)	—	—	(66)
Swap Contracts	—	(8,952)	—	(8,952)
Total	(66)	(8,952)	—	(9,018)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.